Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	OPTIMUM FUND TRUST
Central Index Key	0001227523
Amendment Flag	false
Document Creation Date	Jan. 19, 2018
Document Effective Date	Jan. 19, 2018
Prospectus Date	Jul. 28, 2017
Optimum International Fund | Institutional Class
Risk/Return:
Trading Symbol	OIIEX
Optimum International Fund | Class A
Risk/Return:
Trading Symbol	OAIEX
Optimum International Fund | Class C
Risk/Return:
Trading Symbol	OCIEX